Stock-based compensation - Aggregate Intrinsic Value of Options (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Outstanding	$ 0	$ 15	$ 43
Exercisable	$ 0	$ 15	$ 43